Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2024, to
PROSPECTUS DATED MAY 1, 2023
As supplemented July 27, 2023
BENCHMARK CHANGES: Effective May 1, 2024, each Fund will change its primary benchmarks as follows, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

Fund	Existing Primary Benchmark	New Primary Benchmark

Moderate Strategy	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index

Balanced Strategy	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index

Growth Strategy	Russell 1000® Index	MSCI ACWI Index

Equity Growth Strategy	Russell 1000® Index	MSCI ACWI Index

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2024, to
PROSPECTUS DATED MAY 1, 2023
As supplemented July 27, 2023
BENCHMARK CHANGES: Effective May 1, 2024, each Fund will change its primary benchmarks as follows, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

Fund	Existing Primary Benchmark	New Primary Benchmark

Moderate Strategy	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2024, to
PROSPECTUS DATED MAY 1, 2023
As supplemented July 27, 2023
BENCHMARK CHANGES: Effective May 1, 2024, each Fund will change its primary benchmarks as follows, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

Fund	Existing Primary Benchmark	New Primary Benchmark

Balanced Strategy	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2024, to
PROSPECTUS DATED MAY 1, 2023
As supplemented July 27, 2023
BENCHMARK CHANGES: Effective May 1, 2024, each Fund will change its primary benchmarks as follows, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

Fund	Existing Primary Benchmark	New Primary Benchmark

Growth Strategy	Russell 1000® Index	MSCI ACWI Index

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2024, to
PROSPECTUS DATED MAY 1, 2023
As supplemented July 27, 2023
BENCHMARK CHANGES: Effective May 1, 2024, each Fund will change its primary benchmarks as follows, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

Fund	Existing Primary Benchmark	New Primary Benchmark

Equity Growth Strategy	Russell 1000® Index	MSCI ACWI Index